Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expense [Member]
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 680	$ 650	$ 660